Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 09, 2020	May 31, 2024	Jun. 21, 2021	Jul. 19, 2024	Aug. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 21, 2020	Sep. 19, 2025
Property, Plant and Equipment [Line Items]
Long-term receivable of seller's credit						$ 12,767	$ 4,370
Operating Lease, Right-of-Use Asset						7,770	15,937
Operating Lease, Liability, Current						7,770	11,608
Operating Lease, Liability, Noncurrent						0	4,329
Sublease Income						29,273	33,217	$ 77,414
Finance Lease, Right-of-Use Asset, Amortization						0	1,415	$ 306
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement									five-year
Sale price									$ 24,527
Seller's credit									4,425
Long-term receivable of seller's credit						4,411
Finance Lease, Liability									$ 5,148
Finance Lease, Liability, Current						249	$ 1,097
Operating Lease, Right-of-Use Asset						$ 3,441
Operating Lease, Weighted Average Discount Rate, Percent										2.54%
Operating Lease, Weighted Average Remaining Lease Term						11 months 19 days	11 months 19 days
Arctic and Antarctic [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement			five-year
Sale price			$ 52,304
Seller's credit			$ 8,415
Long-term receivable of seller's credit						$ 8,356
Operating Lease, Right-of-Use Asset						$ 4,329
Operating Lease, Weighted Average Discount Rate, Percent						2.98%
Operating Lease, Weighted Average Remaining Lease Term						5 months 23 days	1 year 5 months 23 days
Sakura Princess Extention [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent						4.55%
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Duration of the agreement	five-year
Sale price	$ 61,070
Seller's credit	$ 11,800
Finance Lease, Liability, Current		$ 43,316
Sublease Income		$ 6,777
Finance Lease, Weighted Average Discount Rate, Percent		7.10%
Finance Lease, Principal Payments							$ 1,835
Finance Lease, Interest Expense							517
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization		$ 55,116
Finance Lease, Right-of-Use Asset, Amortization							$ 1,415
Archangel [Member]
Property, Plant and Equipment [Line Items]
Sublease Income					$ 3,206
Property, Plant and Equipment, Additions					21,000
Incentive to Lessee					5,900
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization					$ 41,998
Alaska [Member]
Property, Plant and Equipment [Line Items]
Sublease Income				$ 3,206
Property, Plant and Equipment, Additions				21,000
Incentive to Lessee				5,900
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization				$ 53,702